Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash	$ 257,549	$ 96,602	$ 295,211
Accounts receivable	35,361	14,367	67,275
Advances receivable	79,488	79,411	79,990
Total current assets	372,398	190,380	442,476
Non-current Assets:
Property and equipment, net	73,678	64,773	75,894
Intangible assets	1,348,757	1,582,870	1,237,096
Total non-current assets	1,422,435	1,647,643	1,328,726
TOTAL ASSETS	1,794,833	1,838,023	1,771,202
Current Liabilities:
Accounts payable	227,438	324,203	66,092
Accrued interest	10,561	12,262
Convertible note		25,000
Loan payable	13,347	13,496	12,990
Loan payable - related parties	426,499	797,921	518,955
Total current liabilities	677,845	1,172,882	598,037
Non-current liabilities:
Convertible notes - net of discount $87,143 and $0	2,025,007
Loan payable - non current	25,124	33,360	42,612
Total non-current liabilities	2,050,131	33,360
Total Liabilities	2,727,976	1,206,242	640,649
Preferred Stock, $0.001 par value, 25,000,000 shares authorized
Common stock, $0.01 par value, 3,000,000,000 shares authorized; 132,565,225 and 126,902,749 shares issued and outstanding, respectively	1,401,021	1,325,652	1,269,027
Additional paid-in capital	5,297,317	3,704,045	3,096,579
Accumulated deficit	(8,019,784)	(4,692,009)	(3,560,200)
Accumulated other comprehensive income	388,303	354,093	385,147
Treasury stock, 1 share of Special 2019 Series A Preferred Stock at cost		(60,000)	(60,000)
Total Stockholders' Equity	(933,143)	631,781	1,130,553
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,794,833	$ 1,838,023	$ 1,771,202